Cover	Jul. 24, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2023
Entity File Number	001-40021
Entity Registrant Name	Priveterra Acquisition Corp.
Entity Central Index Key	0001837607
Entity Tax Identification Number	85-3940478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Park Plaza,
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	354-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Priveterra Acquisition Corp.
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AEON
Security Exchange Name	NYSE
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable to purchase one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AEON WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 SE 2nd Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301